Investments in Joint Ventures and Associates	6 Months Ended
Jun. 30, 2018
Investments Schedule [Abstract]
Investments in Joint Ventures and Associates

NOTE 11. INVESTMENTS IN JOINT VENTURES AND ASSOCIATES

The investments in joint ventures and associates as of June 30, 2018 and December 31, 2017, were as follows:

	Percentage of investment	June 30, 2018		December 31, 2017
Deer Park Refining Limited	49.99%		Ps.14,770,797		Ps. 14,405,542
Sierrita Gas Pipeline LLC	35.00%		1,052,163		1,084,169
Frontera Brownsville, LLC.	50.00%		485,543		471,085
CH 4 Energía, S.A.	50.00%		142,121		315,713
Texas Frontera, LLC.	35.00%		234,775		239,782
Administración Portuaria Integral de Dos Bocas, S.A. de C.V.	40.00%		124,423		64,328
PMV Minera, S.A. de C.V.	44.09%		49,057		45,133
Ductos el peninsular, S. A. P. I. de C. V.	30.00%		17,783		18,336
Other, net	Various		62,093		63,276

		Ps.	16,938,755	Ps.	16,707,364

Profit (loss) sharing in joint ventures and associates:

	June 30,
	2018		2017
Deer Park Refining Limited		Ps. 375,671		Ps. 626,254
Petroquímica Mexicana de Vinilo, S. A. de C. V. (i)		291,739		92,089
Administración Portuaria Integral de Dos Bocas, S.A. de C.V.		60,095		30,869
Sierrita Pipeline, LLC.		56,422		54,820
PMV Minera, S.A. de C.V.		3,707		4,623
CH4 Energía S.A. de C.V.		—		8,898
Other, net		60,502		57,401

Profit sharing in joint ventures and associates	Ps.	848,136	Ps.	874,954

(i)

On April 20, 2016, an explosion occurred in the “Planta de Clorados 3” (Chlorinated Plant 3) of the Petroquímica Mexicana de Vinilo, resulting in approximately U.S.$461,000 in damages. Chorinated Plant 3 incurred the greatest amount of damages, including the loss of certain assets and the closure of the plant for an undefined amount of time. The Chlorine-Soda plants and the ethylene plants did not register any damage. On December 20, 2017, Petroquímica Mexicana de Vinilo permanently closed the plant, and the full book value was written-off, impacting the value of this investment.

Additional information about the significant investments in joint ventures and associates is presented below:

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Deer Park Refining Limited. On March 31, 1993, PMI NASA acquired 50% of the Deer Park Refinery. In its capacity as general partner of Deer Park Refining Limited Partnership, Shell is responsible for the operation and management of the refinery, the purpose of which is to provide oil refinery services to PMI NASA and Shell for a processing fee. Shell is responsible for determining the crude oil and production materials requirements and both partners are required to contribute in equal amounts. Deer Park returns to PMI NASA and Shell products in the same amounts. Shell is responsible for purchasing the total amount of finished products in stock at market prices. This joint venture is recorded under the equity method.

•

Petroquímica Mexicana de Vinilo, S.A. de C.V. (PMV) On September 13, 2013, Pemex-Petrochemicals (now Pemex Industrial Transformation), through its subsidiary PPQ Cadena Productiva, S.L. and Mexichem, S.A.B. de C.V. (Mexichem) founded Petroquímica Mexicana de Vinilo, S.A. de C.V. (Mexicana de Vinilo). The principal activity of Petroquímica Mexicana de Vinilo, S.A. de C.V. is the production and sale of chemicals. Mexicana de Vinilo’s main products are: chlorine, caustic soda, ethylene and monomers of vinyl chloride. Mexichem is responsible for operational and financial decisions for Petroquímica Mexicana de Vinilo. This investment is recorded under the equity method.

•

Sierrita Gas Pipeline LLC. This company was created on June 24, 2013. Its main activity is the developing of projects related to the transportation infrastructure of gas in the United States. This investment is recorded under the equity method.

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Frontera Brownsville, LLC. Effective April 1, 2011, PMI SUS entered into a joint venture with TransMontaigne Operating Company L.P (TransMontaigne) to create Frontera Brownsville, LLC. Frontera Brownsville, LLC was incorporated in Delaware, U. S., and has the corporate power to own and operate certain facilities for the storage and treatment of clean petroleum products. This investment is recorded under the equity method.

•

Texas Frontera, LLC. This company was constituted on July 27, 2010, and its principal activity is the lease of tanks for the storage of refined product. PMI SUS, which owns 50% interest in Texas Frontera, entered into a joint venture with Magellan OLP, L.P. (Magellan), and, together they are entitled to the results in proportion of their respective investment. As of December 31, 2016, the company has seven tanks, each a capacity of 120,000 barrels. This joint venture is recorded under the equity method.

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Administración Portuaria Integral de Dos Bocas, S.A. de C.V. This company was constituted on August 12, 1999. Its primary activity is administrating the Dos Bocas, which is in Mexico’s public domain, promoting the port’s infrastructure and providing related port services. This investment is recorded under the equity method.

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PMV Minera, S.A. de C.V. This company was constituted on October 1, 2014 and the principal activity is the extraction and sale of salmuera (mixture of salt and water). This investment is recorded under the equity method.